Fees Summary	Dec. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,018,000.00
Previously Paid Amount	0.00
Total Fee Amount	554.89
Total Offset Amount	0.00
Net Fee	554.89
Narrative - Max Aggregate Offering Price	$ 4,018,000.00
Final Prospectus	true